Related Party Transactions - Summary of Large Exposures to Credit Risk (Details) $ in Thousands	Dec. 31, 2025 ARS ($)
Banco de Galicia y Bs.As. S.A.
Disclosure of related party transactions [line items]
Ratio with respect to Tier 1 Capital	0.50%
Large exposures to credit risk	$ 27,314,210
Naranja Digital Compañía Financiera S.A.U.
Disclosure of related party transactions [line items]
Ratio with respect to Tier 1 Capital	1.45%
Large exposures to credit risk	$ 79,552,286